EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2020
EXPENSES BY NATURE
Schedule of expenses by nature

	01.01.2020	01.01.2019	01.01.2018
Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Direct production costs	862,383,664	877,716,948	759,229,954
Payroll and employee benefits	252,337,262	273,123,010	266,966,841
Transportation and distribution	126,683,586	138,486,337	137,428,173
Advertising	6,917,300	27,113,322	17,345,951
Depreciation and amortization	110,920,517	111,087,284	99,594,446
Repairs and maintenance	25,971,485	30,528,180	28,120,098
Other expenses	73,455,798	83,188,784	138,860,648
Total (1)	1,458,669,612	1,541,243,865	1,447,546,111
(1)	Corresponds to the addition of cost of sales, administration expenses and distribution cost,